Shareholders’ Equity - Schedule of Options to Employees Under the Company’s Option Plan (Details) - Employees and Non-Employees [Member] - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Schedule of Options to Employees Under the Company’s Option Plan [Line Items]
Number of options, ending balance		1,814,551	2,937,808
Weighted average exercise price, ending balance		$ 6.65	$ 4.78
Aggregate intrinsic value, ending balance		$ 46	$ 1,932
Weighted average remaining contractual life (years), ending balance		9 years 1 month 20 days	8 years 8 months 8 days
Number of options, Exercisable options			1,051,550
Weighted average exercise price, Exercisable options			$ 6.34
Aggregate intrinsic value, Exercisable options			$ 397
Weighted average remaining contractual life (years), Exercisable options			8 years 3 months 25 days
Number of options, Vested and expected to vest			2,937,808
Weighted average exercise price, Vested and expected to vest			$ 4.78
Aggregate intrinsic value, Vested and expected to vest			$ 1,932
Weighted average remaining contractual life (years), Vested and expected to vest			8 years 8 months 8 days
Number of options, Granted			1,205,240
Weighted average exercise price, Granted			$ 2.75
Number of options, Exercised			(375)
Weighted average exercise price, Exercised			$ 2.67
Aggregate intrinsic value, Exercised	[1]
Number of options, Forfeited			(78,218)
Weighted average exercise price, Forfeited			$ 16.67
Number of options, Expired			(3,390)
Weighted average exercise price, Expired			$ 6.76

[1]	Represents an amount lower than $1.